UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Michael G.

Clarke
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800)

345-6611
Date of fiscal year end:
Last Day of

August
Date of reporting period:
August 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Multi-Manager Small Cap Equity Strategies Fund
Institutional Class / CZMSX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about Multi-Manager Small Cap Equity Strategies Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 100	0.99%
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections within the financials and utilities sectors held up best over the trailing year. Selections within the capital markets and energy equipment & services industries was the most beneficial to relative returns.
Allocations
| Overall, sector allocation results contributed positively to relative return. The Fund’s overweight to the industrials sector and underweight to the health care sector both contributed over the period.
Individual holdings
| Positions in Construction Partners, Inc., a civil infrastructure company; ESCO Technologies Inc., a provider of highly engineered products and solutions to defense and aerospace industries; and UL Solutions Inc., a global safety, testing, and inspection company, were among the top contributors to the Fund’s relative performance.
Top Performance Detractors
Stock selection

I

Overall, selection results detracted from relative return, lagging most within the information technology, industrials, and health care sectors. Selection within the software industry was particularly poor.
Allocations
| The Fund’s underweights to the semiconductors & semiconductor equipment and technology hardware storage & peripherals industries were a drag on relative return.
Individual holdings
| Simulations Plus, Inc., a provider of modeling and simulation software supporting drug research, was the largest relative detractor over the period. Neogen Corp, a food safety company; and Azenta, Inc., a provider of life sciences services including genomics and cryogenic storage, were also among the Fund’s top relative detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a),(b)	1.64	8.90	8.19
Russell 2000 ® Index	8.17	10.13	8.88
Russell 3000 ® Index	15.84	14.11	13.98
(a)
The returns shown for periods prior to January 3, 2017 (including Since Fund Inception returns, if shown) include the returns of Class A. Class A shares were offered prior to the Fund's Institutional Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
The Fund’s performance prior to July 2022 reflects returns achieved by one or more different subadvisers that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,500,954,082
Total number of portfolio holdings	796
Management services fees (represents 0.81% of Fund average net assets)	$ 15,966,501
Portfolio turnover for the reporting period	109%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Casella Waste Systems, Inc., Class A	1.2%
Simpson Manufacturing Co., Inc.	1.0%
Descartes Systems Group, Inc. (The)	0.9%
SPX Technologies, Inc.	0.9%
ESCO Technologies, Inc.	0.9%
Construction Partners, Inc., Class A	0.9%
Merit Medical Systems, Inc.	0.8%
FirstService Corp.	0.8%
Blackline, Inc.	0.8%
RBC Bearings, Inc.	0.8%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment
Advisers
,
LLC
.
Not FDIC or NCUA Insured • No Financial Institution Guarantee •
May
Lose
Value
Multi-Manager Small Cap Equity Strategies
Fund
| Institutional Class

|

ASR102_08_(10/25)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024
Audit fees (a)	32,423	31,493	0	0
Audit-related fees (b)	25,000	25,000	0	0
Tax fees (c)	14,209	13,795	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	474,000	581,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Multi-Manager Small Cap Equity Strategies Fund
Annual Financial Statements and Additional Information
August 31, 2025

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Multi-Manager Small Cap Equity Strategies Fund | 2025

Portfolio of Investments
August 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.3%
Issuer	Shares	Value ($)
Communication Services 1.0%
Diversified Telecommunication Services 0.1%
ATN International, Inc.	29,480	501,160
Bandwidth, Inc., Class A(a)	22,804	342,060
Total		843,220
Entertainment 0.1%
Eventbrite, Inc., Class A(a)	188,370	499,181
Playstudios, Inc.(a)	32,476	31,391
Playtika Holding Corp.	24,240	89,930
Roku, Inc.(a)	15,092	1,457,284
Total		2,077,786
Interactive Media & Services 0.2%
Match Group, Inc.	41,613	1,553,830
Nextdoor Holdings, Inc.(a)	687,462	1,409,297
Teads Holding Co.(a)	60,663	106,160
Total		3,069,287
Media 0.6%
AMC Networks, Inc., Class A(a)	49,150	346,999
Emerald Holding, Inc.	86,100	443,415
Gray Television, Inc.	82,051	502,973
Magnite, Inc.(a)	53,908	1,398,913
National CineMedia, Inc.	235,900	1,035,601
PubMatic, Inc., Class A(a)	129,557	1,123,259
Scholastic Corp.	66,014	1,693,919
Stagwell, Inc.(a)	189,500	1,068,780
TEGNA, Inc.	37,100	786,520
Total		8,400,379
Wireless Telecommunication Services 0.0%
Spok Holdings, Inc.	17,147	311,389
Total Communication Services		14,702,061
Consumer Discretionary 11.2%
Automobile Components 1.8%
Adient PLC(a)	60,000	1,488,000
American Axle & Manufacturing Holdings, Inc.(a)	425,804	2,478,179
Cooper-Standard Holding, Inc.(a)	18,056	664,822
Dana, Inc.	42,451	855,812
Common Stocks (continued)
Issuer	Shares	Value ($)
Gentex Corp.	51,700	1,448,117
Goodyear Tire & Rubber Co. (The)(a)	90,800	769,984
LCI Industries	34,748	3,663,134
Lear Corp.	26,531	2,918,410
Modine Manufacturing Co.(a)	45,157	6,147,222
Phinia, Inc.	13,900	812,872
Stoneridge, Inc.(a)	23,365	193,930
Strattec Security Corp.(a)	1,641	108,093
Visteon Corp.	37,600	4,660,896
Total		26,209,471
Automobiles 0.3%
Harley-Davidson, Inc.	51,900	1,511,328
Thor Industries, Inc.	13,300	1,457,680
Winnebago Industries, Inc.	30,800	1,108,184
Total		4,077,192
Broadline Retail 0.3%
1stdibs.com, Inc.(a)	9,017	24,706
Dillard’s, Inc., Class A	1,227	653,844
Global-e Online Ltd.(a)	45,210	1,512,727
Ollie’s Bargain Outlet Holdings, Inc.(a)	20,128	2,553,035
Total		4,744,312
Distributors 0.1%
A-Mark Precious Metals, Inc.	60,818	1,423,749
Diversified Consumer Services 0.6%
Bright Horizons Family Solutions, Inc.(a)	62,159	7,337,249
Chegg, Inc.(a)	161,113	236,836
Laureate Education, Inc., Class A(a)	26,800	736,464
Total		8,310,549
Hotels, Restaurants & Leisure 2.3%
Accel Entertainment, Inc.(a)	95,200	1,103,368
Bloomin’ Brands, Inc.	99,000	727,650
Boyd Gaming Corp.	62,480	5,364,533
Brightstar Lottery PLC	92,300	1,535,872
Dave & Buster’s Entertainment, Inc.(a)	22,200	569,874
Denny’s Corp.(a)	173,800	794,266
El Pollo Loco Holdings, Inc.(a)	74,300	789,809
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
First Watch Restaurant Group, Inc.(a)	150,533	2,836,042
Hilton Grand Vacations, Inc.(a)	31,900	1,515,888
Life Time Group Holdings, Inc.(a)	125,907	3,515,323
Marriott Vacations Worldwide Corp.	19,000	1,484,850
Monarch Casino & Resort, Inc.	3,200	333,856
Planet Fitness, Inc., Class A(a)	33,592	3,520,442
Six Flags Entertainment Corp.(a)	78,710	1,785,930
Sportradar Group AG, Class A(a)	90,947	2,813,900
Travel + Leisure Co.	23,600	1,491,756
United Parks & Resorts, Inc.(a)	27,300	1,435,434
Wyndham Hotels & Resorts, Inc.	39,369	3,409,749
Total		35,028,542
Household Durables 1.8%
Century Communities, Inc.	5,000	329,400
Cricut, Inc.	150,940	860,358
Ethan Allen Interiors, Inc.	71,931	2,122,684
Flexsteel Industries, Inc.	5,069	235,100
GoPro, Inc., Class A(a)	118,423	184,740
Green Brick Partners, Inc.(a)	4,600	321,264
Helen of Troy Ltd.(a)	108,722	2,669,125
iRobot Corp.(a)	129,405	438,683
KB Home	59,860	3,804,103
La-Z-Boy, Inc.	32,019	1,183,742
Legacy Housing Corp.(a)	14,500	405,202
Leggett & Platt, Inc.	83,300	800,513
M/I Homes, Inc.(a)	2,708	398,780
Sonos, Inc.(a)	142,006	1,976,724
Taylor Morrison Home Corp., Class A(a)	55,489	3,738,294
Traeger, Inc.(a)	22,083	27,825
Tri Pointe Homes, Inc.(a)	195,943	6,922,666
Universal Electronics, Inc.(a)	6,193	30,067
Total		26,449,270
Leisure Products 0.6%
American Outdoor Brands, Inc.(a)	2,060	21,506
Brunswick Corp.	22,500	1,430,775
Funko, Inc., Class A(a)	135,481	468,764
JAKKS Pacific, Inc.	45,000	799,650
Johnson Outdoors, Inc., Class A	10,193	410,982
MasterCraft Boat Holdings, Inc.(a)	1,313	28,807
Common Stocks (continued)
Issuer	Shares	Value ($)
Mattel, Inc.(a)	42,500	777,750
Polaris, Inc.	75,727	4,284,634
YETI Holdings, Inc.(a)	38,509	1,353,977
Total		9,576,845
Specialty Retail 2.4%
Academy Sports & Outdoors, Inc.	5,900	315,945
Arhaus, Inc.(a)	170,619	2,001,361
Asbury Automotive Group, Inc.(a)	4,400	1,106,776
Bath & Body Works, Inc.	23,800	695,198
Designer Brands, Inc.	114,157	423,523
Floor & Decor Holdings, Inc., Class A(a)	24,421	2,000,568
Genesco, Inc.(a)	15,190	485,776
Group 1 Automotive, Inc.	2,400	1,115,472
Haverty Furniture Companies, Inc.	91,681	2,067,407
Lands’ End, Inc.(a)	24,301	348,962
Leslie’s, Inc.(a)	271,018	90,059
Lithia Motors, Inc., Class A	11,507	3,874,177
MarineMax, Inc.(a)	30,300	798,405
ODP Corp. (The)(a)	26,677	540,476
OneWater Marine, Inc., Class A(a)	41,000	690,030
PetMed Express, Inc.(a)	104,000	319,280
Shoe Carnival, Inc.	51,577	1,077,959
Signet Jewelers Ltd.	9,500	836,475
Sleep Number Corp.(a)	87,370	920,006
Sonic Automotive, Inc., Class A	50,135	4,120,596
Stitch Fix, Inc., Class A(a)	357,055	1,888,821
Torrid Holdings, Inc.(a)	71,683	156,269
Warby Parker, Inc., Class A(a)	135,205	3,542,371
Winmark Corp.	11,249	5,217,736
Zumiez, Inc.(a)	94,958	1,632,328
Total		36,265,976
Textiles, Apparel & Luxury Goods 1.0%
Carter’s, Inc.	26,300	751,128
Columbia Sportswear Co.	31,455	1,752,673
G-III Apparel Group Ltd.(a)	129,167	3,487,509
Movado Group, Inc.	61,765	1,128,446
Oxford Industries, Inc.	24,000	1,057,200
PVH Corp.	9,200	775,744
Steven Madden Ltd.	39,500	1,147,080
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Superior Group of Cos, Inc.	11,636	152,897
Wolverine World Wide, Inc.	162,700	5,196,638
Total		15,449,315
Total Consumer Discretionary		167,535,221
Consumer Staples 2.3%
Consumer Staples Distribution & Retail 0.5%
Andersons, Inc. (The)	78,943	3,228,769
The Chefs’ Warehouse(a)	76,406	4,824,275
Total		8,053,044
Food Products 0.8%
Calavo Growers, Inc.	54,485	1,490,165
Dole PLC	84,233	1,239,910
Freshpet, Inc.(a)	26,956	1,504,684
John B. Sanfilippo & Son, Inc.	17,100	1,109,790
Pilgrim’s Pride Corp.	30,147	1,340,034
Smithfield Foods, Inc.	49,619	1,261,811
Utz Brands, Inc.	184,775	2,479,680
WK Kellogg Co.	46,100	1,056,612
Total		11,482,686
Household Products 0.6%
Central Garden & Pet Co.(a)	21,400	779,602
Central Garden & Pet Co., Class A(a)	19,367	639,692
Energizer Holdings, Inc.	27,200	749,632
Reynolds Consumer Products, Inc.	100,327	2,328,590
WD-40 Co.	21,200	4,580,048
Total		9,077,564
Personal Care Products 0.4%
Beauty Health Co. (The)(a)	18,896	39,304
Edgewell Personal Care Co.	29,700	713,394
Herbalife Ltd.(a)	207,131	2,025,741
Medifast, Inc.(a)	57,735	810,022
Nature’s Sunshine Products, Inc.(a)	28,233	475,726
Usana Health Sciences, Inc.(a)	53,461	1,705,940
Total		5,770,127
Total Consumer Staples		34,383,421
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 4.5%
Energy Equipment & Services 1.6%
Cactus, Inc., Class A	89,941	3,773,025
Core Laboratories, Inc.	66,200	761,962
DMC Global Inc(a)	49,080	328,836
Expro Group Holdings NV(a)	131,249	1,636,675
Helix Energy Solutions Group, Inc.(a)	120,400	793,436
Innovex International, Inc.(a)	65,800	1,135,708
Liberty Energy, Inc., Class A	208,579	2,346,514
National Energy Services Reunited Corp.(a)	103,400	967,824
Noble Corp PLC	28,500	821,370
NOV, Inc.	116,200	1,544,298
Oil States International, Inc.(a)	243,878	1,365,717
ProFrac Holding Corp., Class A(a)	156,500	626,000
ProPetro Holding Corp.(a)	144,200	735,420
Ranger Energy Services, Inc., Class A	68,078	971,473
RPC, Inc.	405,323	1,933,391
Select Energy Services, Inc., Class A	85,600	729,312
TechnipFMC PLC	47,112	1,731,837
Tidewater, Inc.(a)	5,700	343,140
Valaris Ltd.(a)	16,700	829,489
Weatherford International PLC	13,100	834,535
Total		24,209,962
Oil, Gas & Consumable Fuels 2.9%
Amplify Energy Corp.(a)	53,164	216,378
Baytex Energy Corp.	707,488	1,577,698
Berry Corp.	216,286	722,395
BKV Corp.(a)	10,193	237,599
California Resources Corp.	15,900	789,912
Crescent Energy Co., Class A	149,875	1,429,808
CVR Energy, Inc.(a)	53,300	1,625,117
Delek U.S. Holdings, Inc.	67,000	1,856,570
Excelerate Energy, Inc., Class A	110,384	2,695,577
Granite Ridge Resources, Inc.	210,793	1,172,009
Gulfport Energy Corp.(a)	10,168	1,769,537
International Seaways, Inc.	7,700	349,734
Kosmos Energy Ltd.(a)	826,400	1,479,256
Matador Resources Co.	58,934	2,967,916
Murphy Oil Corp.	61,800	1,536,348
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
NextDecade Corp.(a)	142,700	1,529,744
Northern Oil & Gas, Inc.	58,400	1,527,744
Par Pacific Holdings, Inc.(a)	50,400	1,745,856
PBF Energy, Inc., Class A	62,400	1,704,768
REX American Resources Corp.(a)	26,200	1,639,334
SM Energy Co.	54,100	1,544,555
Talos Energy, Inc.(a)	172,300	1,702,324
Teekay Tankers Ltd., Class A	66,331	3,261,495
VAALCO Energy, Inc.	383,700	1,488,756
Vital Energy, Inc.(a)	93,000	1,657,260
World Kinect Corp.	196,902	5,278,943
Total		43,506,633
Total Energy		67,716,595
Financials 18.5%
Banks 10.7%
1st Source Corp.	17,500	1,127,350
Amerant Bancorp, Inc.	102,651	2,206,996
Ameris Bancorp	57,098	4,184,141
Arrow Financial Corp.	15,690	466,464
Associated Banc-Corp.	30,708	828,195
Banc of California, Inc.	91,315	1,545,050
Bank of Marin Bancorp	33,400	819,636
Bank of NT Butterfield & Son Ltd. (The)	41,984	1,894,318
Bank7 Corp.	11,487	569,870
BankUnited, Inc.	200,259	7,848,150
Bankwell Financial Group, Inc.	3,227	136,438
Baycom Corp.	16,674	504,555
BCB Bancorp, Inc.	12,281	109,301
Beacon Financial Corp.	112,338	2,935,392
BOK Financial Corp.	5,516	614,538
Bridgewater Bancshares, Inc.(a)	20,500	335,790
Brookline Bancorp, Inc.	151,633	1,660,381
Burke & Herbert Financial Services Corp.	12,800	813,568
Business First Bancshares, Inc.	10,010	250,350
Byline Bancorp, Inc.	20,712	598,784
Camden National Corp.	19,500	797,355
Capital Bancorp, Inc.	11,700	397,683
Capital City Bank Group, Inc.	8,719	382,415
Capitol Federal Financial, Inc.	233,100	1,510,488
Common Stocks (continued)
Issuer	Shares	Value ($)
Carter Bankshares, Inc.(a)	21,000	408,660
Cathay General Bancorp	22,200	1,108,002
Central Pacific Financial Corp.	59,065	1,849,916
Chemung Financial Corp.	694	37,420
Civista Bancshares, Inc.	26,652	564,756
CNB Financial Corp.	12,900	339,399
Colony Bancorp, Inc.	28,532	490,180
Columbia Banking System, Inc.	30,100	805,777
Community Trust Bancorp, Inc.	32,190	1,880,540
ConnectOne Bancorp, Inc.	89,337	2,287,027
Cullen/Frost Bankers, Inc.	5,771	744,632
Dime Community Bancshares, Inc.	49,300	1,516,468
Eagle Bancorp, Inc.	78,500	1,524,470
Enterprise Financial Services Corp.	20,427	1,250,949
Equity Bancshares, Inc., Class A	5,801	235,115
Farmers National Banc Corp.	21,264	322,787
FB Financial Corp.	58,112	3,119,452
Financial Institutions, Inc.	40,800	1,128,936
First BanCorp	266,302	5,919,893
First Bank	2,386	40,133
First Busey Corp.	61,409	1,516,802
First Business Financial Services, Inc.	3,147	164,651
First Commonwealth Financial Corp.	87,807	1,558,574
First Financial Corp.	29,261	1,726,399
First Foundation, Inc.(a)	192,600	1,145,970
First Hawaiian, Inc.	57,900	1,502,505
First Internet Bancorp	27,007	678,281
First Interstate Bancsystem, Inc.	35,100	1,148,472
First Merchants Corp.	36,631	1,520,919
First Mid Bancshares, Inc.	20,010	809,204
First Western Financial, Inc.(a)	19,000	443,840
FirstSun Capital Bancorp(a)	21,400	813,414
Five Star Bancorp	7,085	232,175
Flagstar Financial, Inc.	119,500	1,531,990
Flushing Financial Corp.	106,297	1,462,647
FNB Corp.	20,400	340,476
Great Southern Bancorp, Inc.	16,358	1,035,298
Hanmi Financial Corp.	103,929	2,614,854
HBT Financial, Inc.	1,993	52,795
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Heritage Commerce Corp.	280,990	2,902,627
Heritage Financial Corp.	32,700	799,188
Hilltop Holdings, Inc.	159,965	5,611,572
Hingham Institution for Savings	4,200	1,193,388
Home Bancorp, Inc.	17,480	983,512
Home Bancshares, Inc.	78,510	2,336,458
HomeTrust Bancshares, Inc.	9,370	387,543
Hope Bancorp, Inc.	136,900	1,523,697
Horizon Bancorp, Inc.	64,600	1,089,156
Independent Bank Corp.	17,100	1,222,821
Independent Bank Corp.	31,189	1,025,806
Investar Holding Corp.	1,806	42,333
Kearny Financial Corp.	215,297	1,453,255
Live Oak Bancshares, Inc.	76,966	2,977,815
Mechanics Bancorp(a)	24,500	339,815
Mercantile Bank Corp.	29,445	1,450,166
Mid Penn Bancorp, Inc.	11,400	343,596
Midland States Bancorp, Inc.	72,884	1,342,523
MVB Financial Corp.	1,210	29,524
NB Bancorp, Inc.	78,400	1,480,976
NBT Bancorp, Inc.	15,866	702,388
Northeast Bank	13,930	1,540,101
Northeast Community Bancorp, Inc.	6,000	135,300
Northfield Bancorp, Inc.	125,777	1,490,457
OceanFirst Financial Corp.	113,430	2,085,978
OFG Bancorp	57,196	2,559,521
OP Bancorp	18,456	268,350
Orange County Bancorp, Inc.	4,477	119,446
Origin Bancorp, Inc.	34,241	1,331,632
Pacific Premier Bancorp, Inc.	61,400	1,503,686
PCB Bancorp	2,928	64,709
Peapack-Gladstone Financial Corp.	47,831	1,387,577
Preferred Bank	15,500	1,463,200
Primis Financial Corp.	4,082	46,739
Prosperity Bancshares, Inc.	20,058	1,386,610
Provident Financial Services, Inc.	75,659	1,501,075
QCR Holdings, Inc.	14,100	1,105,158
RBB Bancorp	24,278	491,144
Red River Bancshares, Inc.	704	46,042
Common Stocks (continued)
Issuer	Shares	Value ($)
Republic Bancorp, Inc.	5,212	399,969
ServisFirst Bancshares, Inc.	15,263	1,345,433
Shore Bancshares, Inc.	48,247	829,366
Sierra Bancorp	20,910	641,101
Simmons First National Corp., Class A	71,700	1,489,926
SmartFinancial, Inc.	1,635	60,250
South Plains Financial, Inc.	6,301	256,010
Southern Missouri Bancorp, Inc.	7,000	402,745
Synovus Financial Corp.	7,800	402,558
Texas Capital Bancshares, Inc.(a)	82,061	7,104,021
Third Coast Bancshares, Inc.(a)	22,178	883,350
Tompkins Financial Corp.	23,531	1,650,464
Towne Bank	55,352	2,030,865
Trico Bancshares	57,303	2,602,702
TrustCo Bank Corp.	30,360	1,208,024
United Bankshares, Inc.	106,290	4,075,159
United Community Banks, Inc.	24,600	821,640
Unity Bancorp, Inc.	6,034	315,880
Univest Corporation of Pennsylvania	35,400	1,121,118
Valley National Bancorp	107,000	1,119,220
Veritex Holdings, Inc.	44,400	1,525,140
WaFd, Inc.	57,356	1,803,846
Washington Trust Bancorp, Inc.	37,300	1,131,309
Westamerica BanCorp	12,408	620,524
Total		160,016,490
Capital Markets 1.4%
Diamond Hill Investment Group, Inc.	7,400	1,078,624
Evercore, Inc., Class A	11,247	3,616,473
Federated Hermes, Inc., Class B	26,900	1,428,390
Hamilton Lane, Inc., Class A	10,046	1,550,500
Invesco Ltd.	36,300	794,607
Janus Henderson Group PLC	17,500	775,600
Piper Sandler Companies	17,277	5,766,890
Silvercrest Asset Management Group, Inc., Class A	200	3,278
StoneX Group, Inc.(a)	37,492	3,830,557
Virtus Investment Partners, Inc.	7,300	1,470,439
Total		20,315,358
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 1.5%
Ally Financial, Inc.	65,604	2,693,044
Bread Financial Holdings, Inc.	125,226	8,288,709
Green Dot Corp., Class A(a)	96,174	1,338,742
LendingTree, Inc.(a)	15,819	1,074,901
Navient Corp.	167,494	2,296,343
PRA Group, Inc.(a)	90,407	1,545,056
PROG Holdings, Inc.	89,788	3,164,129
Regional Management Corp.	12,184	534,146
Upstart Holdings, Inc.(a)	30,629	2,244,493
Total		23,179,563
Financial Services 1.9%
Banco Latinoamericano de Comercio Exterior SA, Class E	3,550	163,762
Cass Information Systems, Inc.	9,100	392,392
Compass Diversified Holdings	106,021	795,158
Corebridge Financial, Inc.	28,594	994,213
Enact Holdings, Inc.	44,941	1,692,029
Essent Group Ltd.	22,900	1,436,746
Euronet Worldwide, Inc.(a)	14,800	1,379,212
FS Bancorp, Inc.	2,268	96,866
International Money Express, Inc.(a)	47,900	694,550
Jack Henry & Associates, Inc.	3,660	597,532
Jackson Financial, Inc., Class A	244	24,107
Marqeta, Inc., Class A(a)	440,275	2,802,350
Merchants Bancorp	76,734	2,487,716
MGIC Investment Corp.	27,900	776,457
NMI Holdings, Inc., Class A(a)	36,400	1,432,340
Pagseguro Digital Ltd., Class A	239,405	2,145,069
Paysafe Ltd.(a)	125,891	1,776,322
PennyMac Financial Services, Inc.	30,502	3,358,270
Radian Group, Inc.	41,100	1,433,568
Remitly Global, Inc.(a)	112,474	2,084,143
Voya Financial, Inc.	14,300	1,073,787
WEX, Inc.(a)	8,200	1,405,070
Total		29,041,659
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 2.7%
Aspen Insurance Holdings Ltd., Class A(a)	37,300	1,361,450
Assured Guaranty Ltd.	9,400	772,680
CNO Financial Group, Inc.	113,083	4,463,386
Donegal Group, Inc., Class A	30,010	536,879
Employers Holdings, Inc.	47,551	2,057,056
F&G Annuities & Life, Inc.	30,100	1,040,557
Fidelis Insurance Holdings Ltd.	154,426	2,699,366
Genworth Financial, Inc., Class A(a)	267,322	2,290,950
Globe Life, Inc.	21,089	2,951,406
Goosehead Insurance, Inc., Class A	15,658	1,326,389
Greenlight Capital Re Ltd., Class A(a)	12,957	167,016
Hanover Insurance Group, Inc. (The)	6,200	1,075,576
Heritage Insurance Holdings, Inc.(a)	86,245	1,963,799
Horace Mann Educators Corp.	17,304	795,638
James River Group Holdings Ltd.	67,531	379,524
Kemper Corp.	26,600	1,427,090
Lemonade, Inc.(a)	31,813	1,682,908
Lincoln National Corp.	26,100	1,120,473
Mercury General Corp.	41,769	3,229,997
Reinsurance Group of America, Inc.	14,101	2,746,734
RLI Corp.	1,548	104,846
Safety Insurance Group, Inc.	9,549	706,721
Selective Insurance Group, Inc.	13,700	1,071,751
Selectquote, Inc.(a)	60,063	135,742
SiriusPoint Ltd.(a)	1,750	32,760
Stewart Information Services Corp.	14,900	1,085,316
United Fire Group, Inc.	27,162	834,960
United Insurance Holdings Corp.	6,128	67,714
Universal Insurance Holdings, Inc.	49,498	1,207,256
White Mountains Insurance Group Ltd.	770	1,409,239
Total		40,745,179
Mortgage Real Estate Investment Trusts (REITS) 0.3%
AG Mortgage Investment Trust, Inc.	2,592	19,595
Angel Oak Mortgage REIT, Inc.	29,281	288,711
Apollo Commercial Real Estate Finance, Inc.	76,500	810,135
Ares Commercial Real Estate Corp.	171,200	808,064
BrightSpire Capital, Inc.	138,807	805,081
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Claros Mortgage Trust, Inc.	227,680	842,416
Granite Point Mortgage Trust, Inc.	195,904	566,162
Total		4,140,164
Total Financials		277,438,413
Health Care 12.6%
Biotechnology 4.9%
Aldeyra Therapeutics, Inc.(a)	34,909	203,869
Alector, Inc.(a)	16,971	39,882
Alkermes PLC(a)	106,822	3,094,633
Anika Therapeutics, Inc.(a)	16,363	153,485
Apogee Therapeutics, Inc.(a)	86,137	3,132,803
Arcellx, Inc.(a)	56,468	3,918,315
Arcturus Therapeutics Holdings, Inc.(a)	48,016	816,752
Arcus Biosciences, Inc.(a)	57,608	610,069
Biohaven Ltd.(a)	94,542	1,455,001
Caribou Biosciences, Inc.(a)	85,104	159,144
Caris Life Sciences, Inc.(a)	66,109	2,537,925
Cartesian Therapeutics, Inc.(a)	7,294	73,305
Clementia Pharmaceuticals, Inc.(a),(b),(c),(d)	134,864	0
Cytokinetics, Inc.(a)	57,332	2,025,540
Disc Medicine, Inc.(a)	56,616	3,376,861
Dyne Therapeutics, Inc.(a)	308,776	4,165,388
Editas Medicine, Inc.(a)	139,846	359,404
Emergent BioSolutions, Inc.(a)	21,873	181,546
Enanta Pharmaceuticals, Inc.(a)	5,753	48,325
Entrada Therapeutics, Inc.(a)	29,603	161,928
Fate Therapeutics, Inc.(a)	261,493	271,953
Foghorn Therapeutics, Inc.(a)	6,077	30,750
Halozyme Therapeutics, Inc.(a)	15,900	1,163,085
Insmed, Inc.(a)	11,817	1,608,294
Ironwood Pharmaceuticals, Inc.(a)	119,844	158,194
Keros Therapeutics, Inc.(a)	116,853	1,777,334
Kura Oncology, Inc.(a)	253,762	2,004,720
Kyverna Therapeutics, Inc.(a)	12,882	47,792
MacroGenics, Inc.(a)	83,575	147,928
Myriad Genetics, Inc.(a)	350,295	2,231,379
NewAmsterdam Pharma Co. NV(a)	100,364	2,413,754
Nuvalent, Inc., Class A(a)	41,492	3,177,457
Prothena Corp., PLC(a)	99,559	816,384
Common Stocks (continued)
Issuer	Shares	Value ($)
REGENXBIO, Inc.(a)	238,580	2,130,519
Revolution Medicines, Inc.(a)	67,021	2,544,787
Rhythm Pharmaceuticals, Inc.(a)	45,935	4,738,195
Sionna Therapeutics, Inc.(a)	153,146	3,770,455
Twist Bioscience Corp.(a)	63,019	1,699,622
Tyra Biosciences, Inc.(a)	86,165	1,091,711
Ultragenyx Pharmaceutical, Inc.(a)	57,115	1,711,165
uniQure NV(a)	107,090	1,748,780
Vanda Pharmaceuticals, Inc.(a)	45,662	215,981
Vaxcyte, Inc.(a)	53,412	1,644,555
Vericel Corp.(a)	157,799	5,737,572
Viking Therapeutics, Inc.(a)	37,936	1,026,169
Xencor, Inc.(a)	74,616	606,628
Xenon Pharmaceuticals, Inc.(a)	76,275	2,952,605
Zentalis Pharmaceuticals, Inc.(a)	52,572	88,847
Total		74,070,790
Health Care Equipment & Supplies 3.3%
Dentsply Sirona, Inc.	55,702	796,539
Envista Holdings Corp.(a)	37,100	785,778
Glaukos Corp.(a)	32,586	3,122,391
Inmode Ltd.(a)	99,200	1,482,048
Inogen, Inc.(a)	56,299	449,829
Integer Holdings Corp.(a)	18,621	2,008,647
iRhythm Technologies, Inc.(a)	26,697	4,537,956
Lantheus Holdings, Inc.(a)	66,479	3,649,697
LeMaitre Vascular, Inc.	103,631	9,882,770
LivaNova PLC(a)	26,400	1,488,168
Merit Medical Systems, Inc.(a)	139,504	12,630,692
OraSure Technologies, Inc.(a)	263,607	872,539
PROCEPT BioRobotics Corp.(a)	35,652	1,432,141
TransMedics Group, Inc.(a)	23,973	2,755,936
Utah Medical Products, Inc.	13,400	833,614
Varex Imaging Corp.(a)	184,887	2,135,445
Total		48,864,190
Health Care Providers & Services 1.0%
Acadia Healthcare Co., Inc.(a)	68,300	1,568,168
Ardent Health, Inc.(a)	61,400	779,166
Astrana Health, Inc.(a)	48,600	1,553,256
Aveanna Healthcare Holdings, Inc.(a)	12,890	103,120
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Concentra Group Holdings Parent, Inc.	45,047	1,072,119
HealthEquity, Inc.(a)	26,167	2,337,498
Hims & Hers Health, Inc., Class A(a)	40,015	1,694,635
Hinge Health, Inc., Class A(a)	49,294	2,764,407
LifeStance Health Group, Inc.(a)	43,127	236,336
National Research Corp., Class A	37,600	552,344
PACS Group, Inc.(a)	77,570	902,915
Select Medical Holdings Corp.	54,500	709,045
Total		14,273,009
Health Care Technology 0.6%
Evolent Health, Inc., Class A(a)	440,612	4,251,906
HealthStream, Inc.	25,425	713,934
HeartFlow, Inc.(a)	41,443	1,305,454
Waystar Holding Corp.(a)	60,435	2,289,278
Total		8,560,572
Life Sciences Tools & Services 1.8%
10X Genomics, Inc., Class A(a)	291,095	4,078,241
Azenta, Inc.(a)	126,021	3,848,681
Codexis, Inc.(a)	94,128	256,970
CryoPort, Inc.(a)	44,469	393,995
Cytek Biosciences, Inc.(a)	121,662	503,681
Mesa Laboratories, Inc.	38,029	2,576,465
OmniAb, Inc.(a)	218,168	349,069
Repligen Corp.(a)	44,760	5,475,043
Stevanato Group SpA	437,720	10,071,937
Total		27,554,082
Pharmaceuticals 1.0%
Amphastar Pharmaceuticals, Inc.(a)	35,600	1,090,072
ANI Pharmaceuticals, Inc.(a)	8,700	813,450
Arvinas, Inc.(a)	22,546	174,281
Atea Pharmaceuticals, Inc.(a)	22,068	74,148
BioAge Labs, Inc.(a)	29,268	144,291
Biote Corp., Class A(a)	21,621	74,376
Crinetics Pharmaceuticals, Inc.(a)	68,835	2,133,197
Indivior PLC(a)	27,450	666,486
Jazz Pharmaceuticals PLC(a)	12,100	1,545,775
Ligand Pharmaceuticals, Inc.(a)	23,070	3,730,650
Neumora Therapeutics, Inc.(a)	117,504	203,282
Common Stocks (continued)
Issuer	Shares	Value ($)
Pacira Pharmaceuticals, Inc.(a)	146,137	3,897,474
SIGA Technologies, Inc.	139,545	1,170,782
Total		15,718,264
Total Health Care		189,040,907
Industrials 25.3%
Aerospace & Defense 1.6%
Aerovironment, Inc.(a)	23,699	5,719,754
AerSale Corp.(a)	49,700	428,911
Firefly Aerospace., Inc.(a)	56,872	2,580,282
Hexcel Corp.	34,091	2,152,847
Huntington Ingalls Industries, Inc.	3,605	976,198
Karman Holdings, Inc.(a)	73,051	3,901,654
Mercury Systems, Inc.(a)	115,488	7,801,214
National Presto Industries, Inc.	3,100	324,942
Total		23,885,802
Air Freight & Logistics 0.0%
HUB Group, Inc., Class A	3,027	113,270
Radiant Logistics, Inc.(a)	24,937	161,343
Total		274,613
Building Products 3.5%
AAON, Inc.	141,633	11,748,457
American Woodmark Corp.(a)	17,800	1,149,346
Apogee Enterprises, Inc.	24,500	1,077,388
Armstrong World Industries, Inc.	4,000	783,080
AZZ, Inc.	3,400	383,826
CSW Industrials, Inc.	30,560	8,359,382
Fortune Brands Innovations, Inc.	24,300	1,422,036
Insteel Industries, Inc.	19,045	730,947
Janus International Group, Inc.(a)	139,400	1,442,790
JELD-WEN Holding, Inc.(a)	350,700	2,240,973
Resideo Technologies, Inc.(a)	33,400	1,137,270
Simpson Manufacturing Co., Inc.	79,217	15,139,953
Trex Company, Inc.(a)	97,735	6,023,408
UFP Industries, Inc.	10,400	1,050,088
Total		52,688,944
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 2.9%
ABM Industries, Inc.	22,100	1,086,657
ACV Auctions, Inc., Class A(a)	224,780	2,620,935
Brink’s Co. (The)	12,900	1,445,316
Casella Waste Systems, Inc., Class A(a)	182,219	17,959,505
Ennis, Inc.	80,339	1,467,794
Healthcare Services Group, Inc.(a)	83,100	1,297,191
MillerKnoll, Inc.	36,100	762,071
MSA Safety, Inc.	64,872	11,067,163
Pitney Bowes, Inc.	144,610	1,752,673
Tetra Tech, Inc.	15,753	573,724
Unifirst Corp.	4,400	782,408
Vestis Corp.	58,293	272,811
VSE Corp.	20,130	3,269,112
Total		44,357,360
Construction & Engineering 1.8%
Construction Partners, Inc., Class A(a)	108,799	13,045,000
Fluor Corp.(a)	34,400	1,411,088
Great Lakes Dredge & Dock Corp.(a)	43,898	511,851
MasTec, Inc.(a)	2,347	426,426
Matrix Service Co.(a)	60,482	915,093
Orion Group Holdings, Inc.(a)	108,782	804,987
Tutor Perini Corp.(a)	100,236	5,907,910
Valmont Industries, Inc.	9,584	3,518,478
Total		26,540,833
Electrical Equipment 1.1%
Atkore, Inc.	83,596	4,864,451
Fluence Energy, Inc.(a)	54,243	401,398
NEXTracker, Inc., Class A(a)	89,972	6,051,517
Sensata Technologies Holding	44,200	1,438,268
Thermon(a)	56,000	1,485,120
Vicor Corp.(a)	54,729	2,797,199
Total		17,037,953
Ground Transportation 1.0%
ArcBest Corp.	53,478	3,944,537
Covenant Logistics Group, Inc., Class A	25,572	617,053
Heartland Express, Inc.	131,121	1,126,330
Landstar System, Inc.	20,604	2,726,527
Common Stocks (continued)
Issuer	Shares	Value ($)
Marten Transport Ltd.	116,274	1,376,684
Saia, Inc.(a)	7,957	2,358,932
Schneider National, Inc., Class B	31,200	771,264
Werner Enterprises, Inc.	54,732	1,579,018
Total		14,500,345
Machinery 6.6%
Albany International Corp., Class A	12,000	762,120
Astec Industries, Inc.	10,077	466,464
Atmus Filtration Technologies, Inc.	32,000	1,424,640
Blue Bird Corp.(a)	18,700	1,091,893
Chart Industries, Inc.(a)	13,548	2,700,929
Columbus McKinnon Corp.	140,888	2,110,502
Donaldson Co., Inc.	262	20,874
Douglas Dynamics, Inc.	24,200	814,814
Esab Corp.	40,118	4,628,414
ESCO Technologies, Inc.	66,282	13,316,717
Federal Signal Corp.	73,150	8,996,718
Flowserve Corp.	27,000	1,448,820
Gates Industrial Corp. PLC(a)	31,400	802,584
Graco, Inc.	14,326	1,223,297
Greenbrier Companies, Inc. (The)	23,232	1,083,308
Helios Technologies, Inc.	111,336	6,038,865
Hillenbrand, Inc.	56,300	1,429,457
Hillman Solutions Corp.(a)	389,505	3,848,309
Hyster-Yale Materials Handling, Inc.	7,435	278,813
ITT, Inc.	19,957	3,397,679
JBT Marel Corp.	26,093	3,738,866
Kadant, Inc.	11,670	3,772,678
Kennametal, Inc.	18,300	392,169
LB Foster Co., Class A(a)	13,800	359,214
Manitowoc Co., Inc. (The)(a)	58,240	576,576
Mayville Engineering Co., Inc.(a)	49,544	723,342
Miller Industries, Inc.	29,096	1,224,651
RBC Bearings, Inc.(a)	31,197	12,165,582
REV Group, Inc.	6,100	324,581
SPX Technologies, Inc.(a)	72,265	13,521,504
Tennant Co.	12,800	1,050,112
Timken Co. (The)	18,600	1,436,478
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Wabash National Corp.	284,067	3,150,303
Worthington Enterprises, Inc.	3,181	209,310
Total		98,530,583
Marine Transportation 0.1%
Costamare, Inc.	30,125	344,630
Matson, Inc.	7,300	759,565
Total		1,104,195
Passenger Airlines 0.7%
Allegiant Travel Co.(a)	62,308	3,904,219
JetBlue Airways Corp.(a)	693,326	3,709,294
Joby Aviation, Inc.(a)	179,564	2,540,831
Sun Country Airlines Holdings, Inc.(a)	31,000	410,750
Total		10,565,094
Professional Services 3.2%
Amentum Holdings, Inc.(a)	30,000	748,500
CBIZ, Inc.(a)	52,726	3,402,936
Conduent, Inc.(a)	390,060	1,084,367
ExlService Holdings, Inc.(a)	53,790	2,354,926
Exponent, Inc.	140,336	10,017,184
Forrester Research, Inc.(a)	48,023	467,744
Franklin Covey Co.(a)	52,973	1,036,152
FTI Consulting, Inc.(a)	9,246	1,559,246
Heidrick & Struggles International, Inc.	50,514	2,566,616
ICF International, Inc.	1,999	196,342
Insperity, Inc.	14,800	817,256
Kelly Services, Inc., Class A	79,675	1,133,775
Kforce, Inc.	79,343	2,586,582
Korn/Ferry International	10,500	778,470
ManpowerGroup, Inc.	25,800	1,093,920
MAXIMUS, Inc.	12,600	1,107,792
Mistras Group, Inc.(a)	29,456	281,599
Resources Connection, Inc.	148,640	759,551
Robert Half, Inc.	39,400	1,470,408
Science Applications International Corp.	9,100	1,071,070
Skillsoft Corp.(a)	3,903	59,989
TrueBlue, Inc.(a)	215,023	1,283,687
Common Stocks (continued)
Issuer	Shares	Value ($)
UL Solutions, Inc., Class A	102,101	6,449,720
Verra Mobility Corp.(a)	219,851	5,463,297
Total		47,791,129
Trading Companies & Distributors 2.8%
Air Lease Corp.	50,434	3,036,631
Applied Industrial Technologies, Inc.	13,136	3,462,387
BlueLinx Holdings, Inc.(a)	19,952	1,648,235
Boise Cascade Co.	16,026	1,394,262
DNOW, Inc.(a)	70,959	1,135,344
Global Industrial Co.	27,127	1,012,651
Herc Holdings Inc	6,200	810,898
Hudson Technologies, Inc.(a)	65,519	665,673
McGrath Rentcorp	3,200	388,768
MSC Industrial Direct Co., Inc., Class A	16,300	1,470,749
NPK International, Inc.(a)	137,288	1,427,795
Rush Enterprises, Inc., Class A	98,799	5,671,091
SiteOne Landscape Supply, Inc.(a)	61,265	8,775,599
Titan Machinery, Inc.(a)	54,400	1,088,000
Transcat, Inc.(a)	70,738	5,938,455
WESCO International, Inc.	21,458	4,717,327
Total		42,643,865
Total Industrials		379,920,716
Information Technology 15.4%
Communications Equipment 1.1%
Aviat Networks, Inc.(a)	86,513	1,986,338
Ciena Corp.(a)	36,725	3,451,048
Digi International, Inc.(a)	233,975	8,123,612
Inseego Corp.(a)	5,848	72,106
NETGEAR, Inc.(a)	106,647	2,897,599
Ribbon Communications, Inc.(a)	96,422	393,402
Total		16,924,105
Electronic Equipment, Instruments & Components 3.3%
Arrow Electronics, Inc.(a)	8,600	1,086,438
Avnet, Inc.	26,600	1,451,562
Crane NXT Co.	90,200	5,387,646
ePlus, Inc.	31,093	2,250,200
Fabrinet(a)	22,068	7,310,908
Ingram Micro Holding Corp.	175,476	3,434,065
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Jabil, Inc.	7,545	1,545,442
Kimball Electronics, Inc.(a)	42,000	1,212,540
Littelfuse, Inc.	11,056	2,872,681
Methode Electronics, Inc.	159,400	1,232,162
Novanta, Inc.(a)	86,069	10,019,292
OSI Systems, Inc.(a)	8,631	1,985,562
PC Connection, Inc.	27,052	1,737,009
Plexus Corp.(a)	5,276	722,865
Rogers Corp.(a)	7,252	568,992
Sanmina Corp.(a)	9,000	1,057,680
Scansource, Inc.(a)	65,535	2,860,603
SmartRent, Inc.(a)	528,640	782,387
Vishay Intertechnology, Inc.	70,600	1,091,476
Vontier Corp.	25,000	1,072,750
Total		49,682,260
IT Services 0.3%
ASGN, Inc.(a)	27,900	1,513,575
DigitalOcean Holdings, Inc.(a)	70,756	2,308,061
Grid Dynamics Holdings, Inc.(a)	50,535	418,935
Rackspace Technology, Inc.(a)	227,156	286,216
Unisys Corp.(a)	141,057	551,533
Total		5,078,320
Semiconductors & Semiconductor Equipment 1.6%
Allegro MicroSystems, Inc.(a)	128,675	3,969,624
Credo Technology Group Holding Ltd.(a)	58,199	7,161,678
Diodes, Inc.(a)	14,300	778,420
MACOM Technology Solutions Holdings, Inc.(a)	17,054	2,185,470
MKS, Inc.	13,635	1,409,041
Onto Innovation, Inc.(a)	16,877	1,788,962
Photronics, Inc.(a)	68,500	1,552,895
Rambus, Inc.(a)	61,104	4,507,642
Total		23,353,732
Software 8.9%
ACI Worldwide, Inc.(a)	23,000	1,135,050
Adeia, Inc.	96,100	1,445,344
Agilysys, Inc.(a)	61,207	6,678,908
Alkami Technology, Inc.(a)	80,777	2,067,891
Arteris, Inc.(a)	71,949	677,760
Common Stocks (continued)
Issuer	Shares	Value ($)
Blackline, Inc.(a)	224,154	12,187,253
Box, Inc., Class A(a)	98,254	3,206,028
Braze, Inc., Class A(a)	66,781	1,849,834
CCC Intelligent Solutions Holdings, Inc.(a)	723,695	7,164,580
Clear Secure, Inc., Class A	71,464	2,594,858
Clearwater Analytics Holdings, Inc., Class A(a)	569,703	11,775,761
CommVault Systems, Inc.(a)	18,093	3,376,968
Confluent, Inc., Class A(a)	65,672	1,304,246
CS Disco, Inc.(a)	24,118	131,925
Descartes Systems Group, Inc. (The)(a)	139,095	13,902,545
Dropbox, Inc., Class A(a)	76,797	2,231,721
D-Wave Quantum, Inc.(a)	55,662	869,440
Freshworks, Inc., Class A(a)	294,537	3,967,413
Gitlab, Inc., Class A(a)	37,490	1,800,270
JFrog Ltd.(a)	97,842	4,830,460
N-Able, Inc.(a)	171,051	1,378,671
nCino, Inc.(a)	149,890	4,812,968
Nutanix, Inc., Class A(a)	44,736	3,006,707
ON24, Inc.(a)	32,967	188,571
OneSpan, Inc.	52,948	800,838
Q2 Holdings, Inc.(a)	94,815	7,464,785
Rimini Street, Inc.(a)	51,831	224,428
SentinelOne, Inc., Class A(a)	136,569	2,575,691
SPS Commerce, Inc.(a)	68,110	7,512,533
Telos Corp.(a)	113,126	699,119
UiPath, Inc., Class A(a)	81,007	900,798
Varonis Systems, Inc.(a)	61,128	3,607,775
Vertex, Inc.(a)	341,257	8,811,256
Workiva, Inc., Class A(a)	87,258	7,176,098
Xperi, Inc.(a)	75,631	453,786
Total		132,812,279
Technology Hardware, Storage & Peripherals 0.2%
IonQ, Inc.(a)	54,879	2,345,528
Xerox Holdings Corp.	307,068	1,222,131
Total		3,567,659
Total Information Technology		231,418,355
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 3.4%
Chemicals 1.6%
AdvanSix, Inc.	16,500	354,090
American Vanguard Corp.(a)	102,553	553,786
Axalta Coating Systems Ltd.(a)	46,800	1,462,968
Balchem Corp.	66,992	10,858,733
Cabot Corp.	4,100	334,396
Core Molding Technologies, Inc.(a)	19,516	374,707
Ecovyst, Inc.(a)	164,700	1,497,123
HB Fuller Co.	24,200	1,477,410
Huntsman Corp.	124,208	1,386,161
Ingevity Corp.(a)	12,700	741,426
Innospec, Inc.	12,800	1,121,152
Koppers Holdings, Inc.	17,908	518,974
Kronos Worldwide, Inc.	61,234	390,673
Olin Corp.	66,400	1,571,024
Scotts Miracle-Gro Co. (The), Class A	10,141	620,832
Stepan Co.	4,315	215,880
Total		23,479,335
Construction Materials 0.4%
Eagle Materials, Inc.	17,654	4,076,309
James Hardie Industries PLC(a)	81,239	1,635,341
Total		5,711,650
Containers & Packaging 0.3%
Ardagh Metal Packaging SA	436,589	1,611,013
Myers Industries, Inc.	65,600	1,098,144
Sonoco Products Co.	16,900	798,525
TriMas Corp.	29,000	1,121,430
Total		4,629,112
Metals & Mining 0.9%
Commercial Metals Co.	57,538	3,318,217
Constellium SE(a)	47,700	691,173
Ferroglobe PLC	260,382	1,088,397
Kaiser Aluminum Corp.	19,100	1,487,317
Olympic Steel, Inc.	36,385	1,226,538
Reliance, Inc.	1,989	588,068
Ryerson Holding Corp.	74,173	1,691,144
Common Stocks (continued)
Issuer	Shares	Value ($)
SunCoke Energy, Inc.	203,038	1,567,453
Worthington Steel, Inc.	45,413	1,512,253
Total		13,170,560
Paper & Forest Products 0.2%
Clearwater Paper Corp.(a)	52,630	1,135,229
Louisiana-Pacific Corp.	14,108	1,341,812
Sylvamo Corp.	17,300	798,049
Total		3,275,090
Total Materials		50,265,747
Real Estate 3.4%
Diversified REITs 0.2%
Alexander & Baldwin, Inc.	10,845	209,742
Alpine Income Properties Trust, Inc.	19,524	298,132
American Assets Trust, Inc.	92,648	1,936,343
Total		2,444,217
Health Care REITs 0.1%
Community Healthcare Trust, Inc.	41,447	638,698
Global Medical REIT, Inc.	154,500	1,158,750
Total		1,797,448
Hotel & Resort REITs 0.9%
Apple Hospitality REIT, Inc.	24,322	317,645
Chatham Lodging Trust	84,742	646,581
DiamondRock Hospitality Co.	97,000	830,320
Park Hotels & Resorts, Inc.	129,000	1,517,040
Pebblebrook Hotel Trust	142,700	1,589,678
RLJ Lodging Trust	249,777	1,923,283
Summit Hotel Properties, Inc.	33,422	183,153
Sunstone Hotel Investors, Inc.	419,819	3,979,884
Xenia Hotels & Resorts, Inc.	173,299	2,448,715
Total		13,436,299
Industrial REITs 0.3%
LXP Industrial Trust	144,344	1,310,644
Terreno Realty Corp.	50,981	2,945,172
Total		4,255,816
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Office REITs 0.3%
Brandywine Realty Trust	193,000	822,180
Douglas Emmett, Inc.	97,800	1,585,338
Easterly Government Properties, Inc.	77,869	1,782,422
Empire State Realty Trust, Inc., Class A	105,000	803,250
Orion Properties, Inc.	4,856	14,422
Total		5,007,612
Real Estate Management & Development 1.2%
Cushman & Wakefield PLC(a)	96,400	1,520,228
Douglas Elliman, Inc.(a)	281,400	765,408
FirstService Corp.	60,765	12,225,918
Forestar Group, Inc.(a)	48,588	1,344,430
Marcus & Millichap, Inc.	25,100	818,009
RE/MAX Holdings, Inc., Class A(a)	23,287	219,363
RMR Group, Inc. (The), Class A	72,761	1,228,206
Seritage Growth Properties, Class A(a)	168,900	619,863
Total		18,741,425
Residential REITs 0.1%
Equity LifeStyle Properties, Inc.	11,040	665,602
NexPoint Residential Trust, Inc.	29,979	1,034,575
Total		1,700,177
Retail REITs 0.3%
InvenTrust Properties Corp.	71,169	2,118,701
SITE Centers Corp.	94,507	1,160,546
Whitestone REIT	71,628	942,625
Total		4,221,872
Total Real Estate		51,604,866
Utilities 1.7%
Electric Utilities 0.2%
Genie Energy Ltd., Class B	44,817	685,700
Otter Tail Corp.	9,400	789,506
Portland General Electric Co.	33,700	1,441,686
Total		2,916,892
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 0.7%
MDU Resources Group, Inc.	68,500	1,115,865
New Jersey Resources Corp.	30,500	1,442,345
Northwest Natural Holding Co.	42,304	1,756,885
ONE Gas, Inc.	10,100	772,650
Southwest Gas Holdings, Inc.	44,537	3,557,616
Spire, Inc.	18,900	1,447,740
Total		10,093,101
Multi-Utilities 0.5%
Avista Corp.	107,511	3,928,452
Black Hills Corp.	23,300	1,393,573
Northwestern Energy Group, Inc.	25,700	1,478,007
Unitil Corp.	14,300	671,528
Total		7,471,560
Water Utilities 0.3%
American States Water Co.	25,576	1,906,179
Artesian Resources Corp., Class A	9,700	321,555
California Water Service Group	29,661	1,391,991
H2O America	38,457	1,937,079
Total		5,556,804
Total Utilities		26,038,357
Total Common Stocks (Cost $1,402,080,894)		1,490,064,659

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.463%(e),(f)	11,412,606	11,409,182
Total Money Market Funds (Cost $11,409,194)		11,409,182
Total Investments in Securities (Cost: $1,413,490,088)		1,501,473,841
Other Assets & Liabilities, Net		(519,759)
Net Assets		1,500,954,082
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2025, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At August 31, 2025, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Clementia Pharmaceuticals, Inc.	04/23/2019	134,864	—	—

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at August 31, 2025.
(f)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended August 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.463%
	40,687,557	713,458,558	(742,735,100)	(1,833)	11,409,182	479	1,536,160	11,412,606
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Fair value measurements   (continued)
vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	14,702,061	—	—	14,702,061
Consumer Discretionary	167,535,221	—	—	167,535,221
Consumer Staples	34,383,421	—	—	34,383,421
Energy	67,716,595	—	—	67,716,595
Financials	277,438,413	—	—	277,438,413
Health Care	189,040,907	—	0 *	189,040,907
Industrials	379,920,716	—	—	379,920,716
Information Technology	231,418,355	—	—	231,418,355
Materials	50,265,747	—	—	50,265,747
Real Estate	51,604,866	—	—	51,604,866
Utilities	26,038,357	—	—	26,038,357
Total Common Stocks	1,490,064,659	—	0 *	1,490,064,659
Money Market Funds	11,409,182	—	—	11,409,182
Total Investments in Securities	1,501,473,841	—	0 *	1,501,473,841

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | 2025

Statement of Assets and Liabilities
August 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,402,080,894)	$1,490,064,659
Affiliated issuers (cost $11,409,194)	11,409,182
Receivable for:
Investments sold	183,116
Capital shares sold	597,641
Dividends	1,341,162
Foreign tax reclaims	1,356
Expense reimbursement due from Investment Manager	1,371
Prepaid expenses	12,216
Deferred compensation of board members	175,156
Total assets	1,503,785,859
Liabilities
Due to custodian	412,936
Payable for:
Investments purchased	706,544
Capital shares redeemed	1,003,289
Management services fees	33,886
Transfer agent fees	283,484
Compensation of board members	3,204
Other expenses	160,648
Deferred compensation of board members	227,786
Total liabilities	2,831,777
Net assets applicable to outstanding capital stock	$1,500,954,082
Represented by
Paid in capital	1,340,968,124
Total distributable earnings (loss)	159,985,958
Total - representing net assets applicable to outstanding capital stock	$1,500,954,082
Institutional Class
Net assets	$1,500,954,082
Shares outstanding	90,521,775
Net asset value per share	$16.58
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Small Cap Equity Strategies Fund  | 2025

Statement of Operations
Year Ended August 31, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$23,524,226
Dividends — affiliated issuers	1,536,160
Foreign taxes withheld	(92,517)
Total income	24,967,869
Expenses:
Management services fees	15,966,501
Transfer agent fees
Institutional Class	4,291,530
Custodian fees	74,174
Printing and postage fees	256,295
Registration fees	76,627
Accounting services fees	57,922
Legal fees	46,585
Interest on interfund lending	1,114
Compensation of chief compliance officer	330
Compensation of board members	31,750
Deferred compensation of board members	11,391
Other	30,459
Total expenses	20,844,678
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,259,961)
Total net expenses	19,584,717
Net investment income	5,383,152
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	111,445,434
Investments — affiliated issuers	479
Net realized gain	111,445,913
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(85,339,532)
Investments — affiliated issuers	(1,833)
Net change in unrealized appreciation (depreciation)	(85,341,365)
Net realized and unrealized gain	26,104,548
Net increase in net assets resulting from operations	$31,487,700
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | 2025

Statement of Changes in Net Assets

	Year Ended August 31, 2025	Year Ended August 31, 2024
Operations
Net investment income	$5,383,152	$3,702,097
Net realized gain	111,445,913	51,265,965
Net change in unrealized appreciation (depreciation)	(85,341,365)	160,855,617
Net increase in net assets resulting from operations	31,487,700	215,823,679
Distributions to shareholders
Net investment income and net realized gains
Institutional Class	(56,134,844)	(30,894,816)
Institutional 3 Class	—	(56)
Total distributions to shareholders	(56,134,844)	(30,894,872)
Increase (decrease) in net assets from capital stock activity	(123,036,605)	73,549,419
Total increase (decrease) in net assets	(147,683,749)	258,478,226
Net assets at beginning of year	1,648,637,831	1,390,159,605
Net assets at end of year	$1,500,954,082	$1,648,637,831

	Year Ended		Year Ended
	August 31, 2025		August 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Institutional Class
Shares sold	71,205,622	1,138,434,180	23,669,733	356,891,413
Distributions reinvested	3,215,054	56,134,843	2,129,209	30,894,816
Shares redeemed	(82,162,011)	(1,317,605,628)	(20,558,185)	(314,234,364)
Net increase (decrease)	(7,741,335)	(123,036,605)	5,240,757	73,551,865
Institutional 3 Class
Shares redeemed	—	—	(163)	(2,446)
Net decrease	—	—	(163)	(2,446)

Total net increase (decrease)	(7,741,335)	(123,036,605)	5,240,594	73,549,419
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Small Cap Equity Strategies Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Institutional Class	Year Ended August 31,
	2025	2024	2023	2022	2021
Per share data
Net asset value, beginning of period	$16.78	$14.94	$15.55	$21.62	$14.76
Income (loss) from investment operations:
Net investment income	0.04	0.04	0.07	0.02	0.00
Net realized and unrealized gain (loss)	0.26	2.12	0.74	(2.85)	6.92
Total from investment operations	0.30	2.16	0.81	(2.83)	6.92
Distributions to shareholders
Distributions from net investment income	(0.07)	(0.10)	(0.05)	(0.01)	(0.06)
Distributions from net realized gains	(0.43)	(0.22)	(1.37)	(3.23)	—
Total distributions to shareholders	(0.50)	(0.32)	(1.42)	(3.24)	(0.06)
Net asset value, end of period	$16.58	$16.78	$14.94	$15.55	$21.62
Total return	1.64%	14.77%	5.83%	(15.57%)	46.94%
Ratios to average net assets
Total gross expenses(a)	1.05%(b)	1.16%(b)	1.17%(b)	1.17%(b)	1.13%(b)
Total net expenses(a),(c)	0.99%(b)	0.99%(b)	0.99%(b)	0.99%(b)	0.99%(b)
Net investment income	0.27%	0.25%	0.51%	0.13%	0.01%
Supplemental data
Net assets, end of period (in thousands)	$1,500,954	$1,648,638	$1,390,157	$1,285,101	$1,483,609
Portfolio turnover	109%	66%	74%	59%	59%

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Ratios include interfund lending expense which is less than 0.01%.
(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | 2025

Notes to Financial Statements
August 31, 2025
Note 1. Organization
Multi-Manager Small Cap Equity Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers the share class listed in the Statement of Assets and Liabilities which is not subject to any front-end sales charge or contingent deferred sales charge.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by

Multi-Manager Small Cap Equity Strategies Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Multi-Manager Small Cap Equity Strategies Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day

Multi-Manager Small Cap Equity Strategies Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The effective management services fee rate for the year ended August 31, 2025 was 0.81% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with Conestoga Capital Advisors, LLC, Hotchkis and Wiley Capital Management, LLC, J.P. Morgan Investment Management Inc. and Jacobs Levy Equity Management, Inc., each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the year ended August 31, 2025, the Fund’s effective transfer agency fee rate as a percentage of average daily net assets was as follows:
Effective rate (%)
Institutional Class	0.22
Multi-Manager Small Cap Equity Strategies Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through December 31, 2025 (%)
Institutional Class	0.99
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2025, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, passive foreign investment company (pfic) holdings, trustees’ deferred compensation, non-deductible expenses and earnings and profits distributed to shareholders on the redemption of shares. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
4,656,588	(19,974,588)	15,318,000
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.

Multi-Manager Small Cap Equity Strategies Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
The tax character of distributions paid during the years indicated was as follows:
Year Ended August 31, 2025			Year Ended August 31, 2024
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
40,289,898	15,844,946	56,134,844	9,120,835	21,774,037	30,894,872
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At August 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
14,810,709	98,505,266	—	46,898,419
At August 31, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,454,575,422	128,188,349	(81,289,930)	46,898,419
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $2,104,833,479 and $2,246,354,334, respectively, for the year ended August 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Brokerage commissions paid to brokers affiliated with the Investment Manager of the Fund were $149,629 for the year ended August 31, 2025.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Multi-Manager Small Cap Equity Strategies Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended August 31, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	2,050,000	4.90	4
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended August 31, 2025.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s NAV may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

Multi-Manager Small Cap Equity Strategies Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At August 31, 2025, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
The Board of Trustees of the Fund approved a custody agreement with State Street Bank and Trust Company (State Street). The transition of custody services to State Street is expected to be completed by December, 2026. In addition, the Board approved the engagement by the Investment Manager of State Street as sub-administrator. In such capacity, and subject to the supervision and direction of the Investment Manager, State Street will provide certain sub-administration services to the Fund, including fund accounting and financial reporting services.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Multi-Manager Small Cap Equity Strategies Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Multi-Manager Small Cap Equity Strategies Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Multi-Manager Small Cap Equity Strategies Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
October 24, 2025
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.

Multi-Manager Small Cap Equity Strategies Fund  | 2025

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended August 31, 2025. Shareholders will be notified in early 2026 of the amounts for use in preparing 2025 income tax returns.
Qualified dividend income	Dividends received deduction	Section 199A dividends	Capital gain dividend
43.34%	40.97%	1.94%	$122,855,151
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Section 199A dividends. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents Section 199A dividends potentially eligible for a 20% deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
Multi-Manager Small Cap Equity Strategies Fund  | 2025

 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Multi-Manager Small Cap Equity Strategies Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under the subadvisory agreements (the Subadvisory Agreements) between the Investment Manager and each of Conestoga Capital Advisors, LLC, Hotchkis and Wiley Capital Management, LLC, J.P. Morgan Investment Management Inc. and Jacobs Levy Equity Management, Inc. (collectively, the Subadvisers), the Subadvisers provide portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements).  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Advisory Agreements;
•
Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;

Multi-Manager Small Cap Equity Strategies Fund  | 2025

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by the Investment Manager and the Subadvisers
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers.  With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process.  The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed.  The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreements. The Board took into account the Investment Manager’s representation that each Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
Multi-Manager Small Cap Equity Strategies Fund  | 2025

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and  benchmarks and (iii) the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that appropriate steps (such as changes to the Fund’s management teams) had been taken in recent years to help improve the Fund’s performance.
Additionally, the Board reviewed the performance of each of the Subadvisers and the Investment Manager’s process for monitoring such Subadvisers’ performance. The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate  a Subadviser.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadvisers’ performance and reputation generally, the Investment Manager’s evaluation of the contribution of each Subadviser to the Fund’s investment mandate and the Investment Manager’s willingness to take steps intended to improve performance.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund.  The Board also reviewed advisory fee rates charged by other comparable mutual funds employing each Subadviser to provide comparable subadvisory services.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.

Multi-Manager Small Cap Equity Strategies Fund  | 2025

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  Because the Subadvisory Agreements were negotiated at arm’s length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the profitability to each Subadviser from its relationship with the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.  The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and each of the Subadvisory Agreements.  In reaching its conclusions, no single factor was determinative.
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
Multi-Manager Small Cap Equity Strategies Fund  | 2025

Multi-Manager Small Cap Equity Strategies Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN102_08_R01_(10/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	October 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	October 24, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Financial Officer, Chief Accounting
Officer and Principal Financial Officer

Date	October 24, 2025